Financial Instruments Fair Value of Financial Instruments and Other Non-Financial Assets (Detail)	1 Months Ended	3 Months Ended	9 Months Ended
	Sep. 30, 2020 USD ($) vessel	Sep. 30, 2020 USD ($) vessel	Sep. 30, 2020 USD ($) vessel	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents, restricted cash and restricted cash equivalents	$ 442,547,000	$ 442,547,000	$ 442,547,000	$ 456,325,000	$ 392,756,000	$ 505,639,000
Forward freight agreements	37,702,000	37,702,000	37,702,000	39,263,000
At cost, less accumulated depreciation	2,375,865,000	2,375,865,000	2,375,865,000	2,654,466,000
Vessels related to finance leases, at cost, less accumulated amortization	2,148,835,000	2,148,835,000	2,148,835,000	2,219,026,000
Vessels held for sale	0	0	0	65,458,000
Operating lease right-of-use assets	61,796,000	61,796,000	61,796,000	159,638,000
Other (2)
Short-term debt	20,000,000	20,000,000	20,000,000	50,000,000
Long-term debt	(2,054,872,000)	(2,054,872,000)	(2,054,872,000)	(2,827,152,000)
Obligations related to finance leases, including current portion (note 6)	1,754,557,000	1,754,557,000	1,754,557,000	1,825,692,000
Swap | Accrued Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – liabilities	(4,600,000)	(4,600,000)	(4,600,000)	3,400,000
Carrying Amount Asset (Liability) | Level 1 | Public
Other (2)
Long-term debt	(564,645,000)	(564,645,000)	(564,645,000)	(619,794,000)
Carrying Amount Asset (Liability) | Level 2 | Non-public
Other (2)
Short-term debt	20,000,000	20,000,000	20,000,000	50,000,000
Long-term debt	(1,490,227,000)	(1,490,227,000)	(1,490,227,000)	(2,207,358,000)
Obligations related to finance leases, including current portion (note 6)	1,754,557,000	1,754,557,000	1,754,557,000	1,825,692,000
Carrying Amount Asset (Liability) | Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents, restricted cash and restricted cash equivalents	442,547,000	442,547,000	442,547,000	454,867,000
Carrying Amount Asset (Liability) | Recurring | Level 2 | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	0	0	0	3,099,000
Interest rate swap agreements – liabilities	(79,747,000)	(79,747,000)	(79,747,000)	(52,453,000)
Carrying Amount Asset (Liability) | Recurring | Level 2 | Cross currency interest swap agreement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreements – liabilities	(44,773,000)	(44,773,000)	(44,773,000)	(42,104,000)
Carrying Amount Asset (Liability) | Recurring | Level 2 | Foreign currency contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency contracts	0	0	0	(202,000)
Carrying Amount Asset (Liability) | Recurring | Level 2 | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Forward freight agreements	(483,000)	(483,000)	(483,000)	(86,000)
Carrying Amount Asset (Liability) | Non-recurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
At cost, less accumulated depreciation	46,750,000	46,750,000	46,750,000	0
Vessels related to finance leases, at cost, less accumulated amortization	34,000,000	34,000,000	34,000,000	0
Vessels held for sale	0	0	0	37,240,000
Operating lease right-of-use assets	6,148,000	6,148,000	6,148,000	0
Carrying Amount Asset (Liability) | Non-recurring | Fair Value, Inputs, Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Operating lease right-of-use assets	31,469,000	31,469,000	31,469,000	0
Fair Value Asset (Liability) | Level 1 | Public
Other (2)
Long-term Debt, Fair Value	577,776,000	577,776,000	577,776,000	655,977,000
Fair Value Asset (Liability) | Level 2 | Non-public
Other (2)
Short-term Debt, Fair Value	19,994,000	19,994,000	19,994,000	50,000,000
Long-term debt				(2,180,440,000)
Long-term Debt, Fair Value	1,484,221,000	1,484,221,000	1,484,221,000
Obligations related to finance leases, including current portion (note 6)	1,936,576,000	1,936,576,000	1,936,576,000	1,877,558,000
Fair Value Asset (Liability) | Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents, restricted cash and restricted cash equivalents	442,547,000	442,547,000	442,547,000	454,867,000
Fair Value Asset (Liability) | Recurring | Level 2 | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	0	0	0	3,099,000
Interest rate swap agreements – liabilities	(79,747,000)	(79,747,000)	(79,747,000)	(52,453,000)
Fair Value Asset (Liability) | Recurring | Level 2 | Cross currency interest swap agreement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreements – liabilities	(44,773,000)	(44,773,000)	(44,773,000)	(42,104,000)
Fair Value Asset (Liability) | Recurring | Level 2 | Foreign currency contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency contracts	0	0	0	(202,000)
Fair Value Asset (Liability) | Recurring | Level 2 | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Forward freight agreements	(483,000)	(483,000)	(483,000)	(86,000)
Fair Value Asset (Liability) | Non-recurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
At cost, less accumulated depreciation	46,750,000	46,750,000	46,750,000	0
Vessels related to finance leases, at cost, less accumulated amortization	34,000,000	34,000,000	34,000,000	0
Vessels held for sale	0	0	0	37,240,000
Operating lease right-of-use assets	6,148,000	6,148,000	6,148,000	0
Fair Value Asset (Liability) | Non-recurring | Fair Value, Inputs, Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Operating lease right-of-use assets	31,469,000	31,469,000	31,469,000	0
Teekay Tankers
Other (2)
Short-term debt	$ 20,000,000.0	$ 20,000,000.0	$ 20,000,000.0	50,000,000.0
Aframax | Teekay Tankers
Other (2)
Number Of Vessels Impaired | vessel	5	5	5
Fso | Teekay Parent
Other (2)
Lessee, Operating Lease ROU Asset, Discount Rate	10.80%	10.80%	10.80%
FPSO | Teekay Parent
Other (2)
Number Of Vessels Impaired | vessel			2
Conventional Tankers [Member] | Teekay Tankers
Other (2)
Obligations related to finance leases, including current portion (note 6)	$ 396,072,000	$ 396,072,000	$ 396,072,000	$ 414,788,000
Conventional Tankers [Member] | Aframax | Teekay Tankers
Other (2)
Number Of Vessels Impaired | vessel		5	5
Property, Plant and Equipment [Member] | Aframax | Teekay Tankers
Other (2)
Number Of Vessels Impaired | vessel	3
Finance Lease Obligations [Member] | Aframax | Teekay Tankers
Other (2)
Number Of Vessels Impaired | vessel	2